Leases (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Leases (Details) [Line Items]
Operating lease expenses	$ 727,777	$ 536,475	$ 319,637
Short-term lease expenses	$ 6,702	$ 27,330	$ 76,134
Minimum [Member]
Leases (Details) [Line Items]
Lease term	5 months
Maximum [Member]
Leases (Details) [Line Items]
Lease term	60 months